Property, Plant and Equipment - Other Assets - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Assets
Property, Plant and Equipment [Line Items]
Advances to equipment vendors	$ 4.0	$ 4.9